Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr 27, 2012
Registrant Name	dei_EntityRegistrantName	SEASONS SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001003239
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 27, 2012
Prospectus Date	rr_ProspectusDate	Jul 28, 2011

Allocation Growth Portfolio (Prospectus Summary): | Allocation Growth Portfolio
Allocation Growth Portfolio.

Supplement to the Statutory Prospectus Dated July 28, 2011

(as supplemented January 10, 2012)

In the Portfolio Summary, under Performance Information, the Blended Index is changed. The New Blended Index consists of 90% S&P 500® Index and 10% Barclays Capital U.S. Aggregate Bond Index. The Prior Blended Index consisted of 95% S&P 500® Index and 5% Barclays Capital U.S. Aggregate Bond Index. The New Blended Index better reflects the Portfolio’s allocation between equity and fixed income securities.

The performance table is deleted and replaced with the following:
Average Annual Total Returns Allocation Growth Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class 3	Class 3 Shares	14.14%	2.47%	3.43%	Feb 14, 2005
S&P 500® Index	S&P 500® Index	15.06%	2.29%	2.83%	Feb 14, 2005
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.17%	Feb 14, 2005
New Blended Index	New Blended Index	14.39%	2.78%	3.20%	Feb 14, 2005
Prior Blended Index	Prior Blended Index	14.73%	2.54%	3.02%	Feb 14, 2005

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 28, 2011
Allocation Growth Portfolio (Prospectus Summary): | Allocation Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allocation Growth Portfolio.
Supplement Text	ck0001003239_SupplementTextBlock

Supplement to the Statutory Prospectus Dated July 28, 2011

(as supplemented January 10, 2012)

In the Portfolio Summary, under Performance Information, the Blended Index is changed. The New Blended Index consists of 90% S&P 500® Index and 10% Barclays Capital U.S. Aggregate Bond Index. The Prior Blended Index consisted of 95% S&P 500® Index and 5% Barclays Capital U.S. Aggregate Bond Index. The New Blended Index better reflects the Portfolio’s allocation between equity and fixed income securities.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	The performance table is deleted and replaced with the following:
Allocation Growth Portfolio | Class 3
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 3 Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.14%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.43%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 14, 2005
Allocation Growth Portfolio | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 14, 2005
Allocation Growth Portfolio | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 14, 2005
Allocation Growth Portfolio | New Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	New Blended Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.20%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 14, 2005
Allocation Growth Portfolio | Prior Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Prior Blended Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.73%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 14, 2005

Allocation Moderate Growth Portfolio (Prospectus Summary): | Allocation Moderate Growth Portfolio
Allocation Moderate Growth Portfolio.

Supplement to the Statutory Prospectus Dated July 28, 2011

(as supplemented January 10, 2012)

In the Portfolio Summary, under Performance Information, the Blended Index is changed. The New Blended Index consists of 70% S&P 500® Index and 30% Barclays Capital U.S. Aggregate Bond Index. The Prior Blended Index consisted of 75% S&P 500® Index and 25% Barclays Capital U.S. Aggregate Bond Index. The New Blended Index better reflects the Portfolio’s allocation between equity and fixed income securities.

The performance table is deleted and replaced with the following:
Average Annual Total Returns Allocation Moderate Growth Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class 3	Class 3 Shares	12.65%	2.68%	3.41%	Feb 14, 2005
S&P 500® Index	S&P 500® Index	15.06%	2.29%	2.83%	Feb 14, 2005
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.17%	Feb 14, 2005
New Blended Index	New Blended Index	12.92%	3.68%	3.84%	Feb 14, 2005
Prior Blended Index	Prior Blended Index	13.31%	3.47%	3.69%	Feb 14, 2005

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 28, 2011
Allocation Moderate Growth Portfolio (Prospectus Summary): | Allocation Moderate Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allocation Moderate Growth Portfolio.
Supplement Text	ck0001003239_SupplementTextBlock

Supplement to the Statutory Prospectus Dated July 28, 2011

(as supplemented January 10, 2012)

In the Portfolio Summary, under Performance Information, the Blended Index is changed. The New Blended Index consists of 70% S&P 500® Index and 30% Barclays Capital U.S. Aggregate Bond Index. The Prior Blended Index consisted of 75% S&P 500® Index and 25% Barclays Capital U.S. Aggregate Bond Index. The New Blended Index better reflects the Portfolio’s allocation between equity and fixed income securities.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	The performance table is deleted and replaced with the following:
Allocation Moderate Growth Portfolio | Class 3
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 3 Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.68%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 14, 2005
Allocation Moderate Growth Portfolio | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 14, 2005
Allocation Moderate Growth Portfolio | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 14, 2005
Allocation Moderate Growth Portfolio | New Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	New Blended Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.68%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.84%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 14, 2005
Allocation Moderate Growth Portfolio | Prior Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Prior Blended Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.69%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 14, 2005

Allocation Moderate Portfolio (Prospectus Summary): | Allocation Moderate Portfolio
Allocation Moderate Portfolio.

Supplement to the Statutory Prospectus Dated July 28, 2011

(as supplemented January 10, 2012)

In the Portfolio Summary, under Performance Information, the Blended Index is changed. The New Blended Index consists of 60% S&P 500® Index and 40% Barclays Capital U.S. Aggregate Bond Index. The Prior Blended Index consisted of 65% S&P 500® Index and 35% Barclays Capital U.S. Aggregate Bond Index. The New Blended Index better reflects the Portfolio’s allocation between equity and fixed income securities.

The performance table is deleted and replaced with the following:
Average Annual Total Returns Allocation Moderate Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class 3	Class 3 Shares	11.76%	3.38%	3.84%	Feb 14, 2005
S&P 500® Index	S&P 500® Index	15.06%	2.29%	2.83%	Feb 14, 2005
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.17%	Feb 14, 2005
New Blended Index	New Blended Index	12.13%	4.08%	4.12%	Feb 14, 2005
Prior Blended Index	Prior Blended Index	12.53%	3.88%	3.98%	Feb 14, 2005

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 28, 2011
Allocation Moderate Portfolio (Prospectus Summary): | Allocation Moderate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allocation Moderate Portfolio.
Supplement Text	ck0001003239_SupplementTextBlock

Supplement to the Statutory Prospectus Dated July 28, 2011

(as supplemented January 10, 2012)

In the Portfolio Summary, under Performance Information, the Blended Index is changed. The New Blended Index consists of 60% S&P 500® Index and 40% Barclays Capital U.S. Aggregate Bond Index. The Prior Blended Index consisted of 65% S&P 500® Index and 35% Barclays Capital U.S. Aggregate Bond Index. The New Blended Index better reflects the Portfolio’s allocation between equity and fixed income securities.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	The performance table is deleted and replaced with the following:
Allocation Moderate Portfolio | Class 3
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 3 Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.84%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 14, 2005
Allocation Moderate Portfolio | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 14, 2005
Allocation Moderate Portfolio | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 14, 2005
Allocation Moderate Portfolio | New Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	New Blended Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.12%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 14, 2005
Allocation Moderate Portfolio | Prior Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Prior Blended Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.88%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.98%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 14, 2005